Revenue - Deferred revenue (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Movement in Deferred Revenue [Roll Forward]
Deferred revenue, Beginning balance		$ 203,192				$ 203,192
Deferred revenue, Beginning balance					$ 168,156
Billings deferred		67,458			400,871
Recognition of prior deferred revenue		(102,494)			(351,843)
Deferred revenue, Ending balance		$ 168,156			$ 260,949	$ 260,949
Deferred revenue, Ending balance			$ 203,192				$ 203,192
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
Skillsoft and GK
Movement in Deferred Revenue [Roll Forward]
Acquisition					$ 206,057
Pluma
Movement in Deferred Revenue [Roll Forward]
Acquisition					$ 5,864